Loans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-Term Loans [Member]
Loans [Line Items]
Weighted average interest rate	4.46%	4.56%
Interest expense on short-term loans (in Dollars)	$ 287,098	$ 221,636	$ 113,675
Long-Term Loans [Member]
Loans [Line Items]
Weighted average interest rate	3.75%	3.75%
Interest expense on long-term loans (in Dollars)	$ 705,459	$ 702,062	$ 462,422
Minimum [Member] | Short-Term Loans [Member]
Loans [Line Items]
Short-term bear interest rate	3.10%	3.45%
Minimum [Member] | Long-Term Loans [Member]
Loans [Line Items]
Long-term bear interest rate	3.50%	3.50%
Maximum [Member] | Short-Term Loans [Member]
Loans [Line Items]
Short-term bear interest rate	5.50%	5.50%
Maximum [Member] | Long-Term Loans [Member]
Loans [Line Items]
Long-term bear interest rate	4.90%	4.90%